Refund liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Refund Liabilities
Development of refund liabilities:

Development of refund liabilities:

	Six months ended June 30,	Year ended December 31,
€ in thousand	2022	2021
Balance as at January 1	254,581	111,426
Revenue Recognition	(89,356)	—
Additions	48,751	159,179
Payments	(12,771)	(18,022)
Other releases	-	(15,198)
Interest expense capitalized	4,812	8,478
Exchange rate difference	3 255	8,718
Closing balance	209,274	254,581
Less non-current portion	(66,689)	(158,970)
Current portion	142,585	95,611